Lease obligations (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Operating cash flows from operating leases | $	$ 150		$ 173
Right-of-use assets obtained in exchange for lease obligations (noncash): Operating leases | $	$ 0		$ 0
ZHEJIANG TIANLAN [Member]
Finance cash flows from finance leases | ¥		¥ 600		¥ 440
Right-of-use assets obtained in exchange for lease obligations (noncash): Operating leases | ¥		¥ 0		¥ 0